Commitments and Contingencies - Schedule of Future Minimum Rental Payments Under All Non-cancelable Capital and Operating Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Operating leases future minimum payments
2019	$ 916	$ 46
2020	857	15
2021	727
2022	589
2023	510
Thereafter	1,372
Total	4,971	61
Capital leases future minimum payments
2019	733	772
2020	733	772
2021	733	772
2022	733	772
2023	183	579
Thereafter	0	0
Total	$ 3,115	$ 3,667